Schedule of Investments(a)
September 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–76.18%
Airlines–1.45%
Southwest Airlines Co., Conv., 1.25%, 05/01/2025	$13,713,000	$17,964,030
Alternative Carriers–2.00%
GCI Liberty, Inc., Conv., 1.75%, 10/05/2023(b)(c)	14,487,000	24,895,909
Apparel Retail–0.74%
Burlington Stores, Inc., Conv., 2.25%, 04/15/2025(b)	7,679,000	9,188,110
Apparel, Accessories & Luxury Goods–0.18%
Under Armour, Inc., Conv., 1.50%, 06/01/2024(b)	1,800,000	2,258,386
Application Software–12.87%
Atlassian, Inc., Conv., 0.63%, 05/01/2023	8,100,000	18,235,125
Coupa Software, Inc., Conv., 0.38%, 06/15/2026(b)	10,830,000	12,813,244
Datadog, Inc., Conv., 0.13%, 06/15/2025(b)	6,279,000	8,319,675
DocuSign, Inc., Conv., 0.50%, 09/15/2023	4,960,000	14,999,536
Five9, Inc., Conv., 0.50%, 06/01/2025(b)	6,401,000	7,767,526
HubSpot, Inc., Conv., 0.38%, 06/01/2025(b)	6,877,000	8,751,965
Nice Ltd. (Israel), Conv., 0.00%, 09/15/2025(b)(d)	3,543,000	3,589,413
NICE Systems, Inc. (Israel), Conv., 1.25%, 01/15/2024	2,800,000	7,618,596
PagerDuty, Inc., Conv., 1.25%, 07/01/2025(b)	4,464,000	4,536,845
Pluralsight, Inc., Conv., 0.38%, 03/01/2024	9,096,000	8,077,248
Q2 Holdings, Inc., Conv., 0.75%, 06/01/2026	7,200,000	8,854,996
RealPage, Inc., Conv., 1.50%, 05/15/2025	7,232,000	7,476,080
RingCentral, Inc., Conv., 0.00%, 03/01/2025(b)(d)	10,875,000	11,636,250
Splunk, Inc., Conv., 1.13%, 06/15/2027(b)	9,793,000	10,585,610
Workday, Inc., Conv., 0.25%, 10/01/2022	8,500,000	13,098,012
Zendesk, Inc., Conv., 0.63%, 06/15/2025(b)	11,400,000	13,580,453
		159,940,574
Automobile Manufacturers–3.60%
Tesla, Inc., Conv., 2.38%, 03/15/2022	6,159,000	40,291,505
Winnebago Industries, Inc., Conv., 1.50%, 04/01/2025(b)	4,050,000	4,399,536
		44,691,041
Principal Amount		Value
Biotechnology–4.15%
BioMarin Pharmaceutical, Inc., Conv., 1.25%, 05/15/2027(b)	$7,825,000	$7,691,907
Exact Sciences Corp., Conv., 0.38%, 03/15/2027	10,100,000	11,871,433
Halozyme Therapeutics, Inc., Conv., 1.25%, 12/01/2024(b)	5,700,000	7,313,812
Insmed, Inc., Conv., 1.75%, 01/15/2025	6,000,000	6,541,311
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	9,250,000	12,811,250
Sarepta Therapeutics, Inc., Conv., 1.50%, 11/15/2024	2,600,000	5,397,652
		51,627,365
Broadcasting–0.45%
Liberty Media Corp., Conv., 2.25%, 12/01/2021(b)(c)	5,275,000	5,649,743
Cable & Satellite–0.73%
DISH Network Corp., Conv., 3.38%, 08/15/2026	9,900,000	9,112,916
Casinos & Gaming–0.69%
Penn National Gaming, Inc., Conv., 2.75%, 05/15/2026	2,675,000	8,598,667
Communications Equipment–1.34%
Lumentum Holdings, Inc., Conv., 0.50%, 12/15/2026(b)	8,550,000	9,121,208
Viavi Solutions, Inc., Conv., 1.75%, 06/01/2023	6,723,000	7,471,270
		16,592,478
Consumer Finance–0.35%
LendingTree, Inc., Conv., 0.50%, 07/15/2025(b)	4,467,000	4,369,448
Data Processing & Outsourced Services–2.07%
Square, Inc., Conv., 0.50%, 05/15/2023	11,859,000	25,719,927
Diversified Banks–0.28%
JPMorgan Chase Bank N.A., Conv., 0.13%, 01/01/2023(b)	2,700,000	3,430,687
Education Services–1.23%
Chegg, Inc.,
Conv., 0.13%, 03/15/2025	6,950,000	10,609,278
0.00%, 09/01/2026(b)(d)	3,200,000	3,204,800
K12, Inc., Conv., 1.13%, 09/01/2027(b)	1,753,000	1,470,641
		15,284,719
Electric Utilities–0.86%
Southern Co. (The), Conv. Investment Units, 6.75%, 08/01/2022	230,473	10,726,213

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Electronic Components–0.45%
II-VI, Inc., Conv., 0.25%, 09/01/2022	$5,000,000	$5,643,750
Health Care Equipment–3.53%
CONMED Corp., Conv., 2.63%, 02/01/2024	4,242,000	4,770,312
DexCom, Inc.,
Conv., 0.75%, 12/01/2023	3,600,000	9,103,500
0.25%, 11/15/2025(b)	6,930,000	7,341,469
Envista Holdings Corp., Conv., 2.38%, 06/01/2025(b)	5,000,000	6,951,199
Insulet Corp., Conv., 0.38%, 09/01/2026(b)	12,300,000	15,724,824
		43,891,304
Health Care Technology–0.97%
Omnicell, Inc., Conv., 0.25%, 09/15/2025(b)	1,335,000	1,375,171
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027(b)	8,550,000	10,734,944
		12,110,115
Homefurnishing Retail–0.88%
RH, Conv., 0.00%, 06/15/2023(d)	5,350,000	10,872,336
Hotels, Resorts & Cruise Lines–1.02%
NCL Corp. Ltd.,
Conv., 6.00%, 05/15/2024(b)	2,582,000	3,789,764
5.38%, 08/01/2025(b)	1,565,000	1,839,931
Royal Caribbean Cruises Ltd., Conv., 4.25%, 06/15/2023(b)	5,971,000	6,997,621
		12,627,316
Industrial Machinery–0.49%
Middleby Corp. (The), Conv., 1.00%, 09/01/2025(b)	6,222,000	6,144,225
Interactive Home Entertainment–1.85%
Sea Ltd. (Taiwan),
Conv., 1.00%, 12/01/2024(b)	2,850,000	8,792,216
2.38%, 12/01/2025(b)	4,005,000	7,507,159
Zynga, Inc., Conv., 0.25%, 06/01/2024	5,250,000	6,670,781
		22,970,156
Interactive Media & Services–3.19%
Snap, Inc., Conv., 0.75%, 08/01/2026	7,793,000	10,817,658
Twitter, Inc., Conv., 0.25%, 06/15/2024	6,500,000	7,267,719
Zillow Group, Inc.,
Conv., 1.50%, 07/01/2023	3,600,000	5,145,552
2.75%, 05/15/2025	9,507,000	16,473,564
		39,704,493
Internet & Direct Marketing Retail–5.44%
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025(b)	10,104,000	13,023,945
Principal Amount		Value
Internet & Direct Marketing Retail–(continued)
Etsy, Inc.,
Conv., 0.13%, 10/01/2026	$5,500,000	$8,665,938
0.13%, 09/01/2027(b)	3,528,000	3,604,979
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(b)	10,350,000	14,829,130
MercadoLibre, Inc. (Argentina), Conv., 2.00%, 08/15/2028	4,500,000	11,341,127
Pinduoduo, Inc. (China), Conv., 0.00%, 10/01/2022(c)(d)	3,250,000	5,901,006
RealReal, Inc. (The), Conv., 3.00%, 06/15/2025(b)	2,700,000	2,968,233
Wayfair, Inc., Conv., 0.63%, 10/01/2025(b)	7,125,000	7,283,082
		67,617,440
Internet Services & Infrastructure–5.54%
Akamai Technologies, Inc., Conv., 0.13%, 05/01/2025	11,100,000	14,328,677
MongoDB, Inc., Conv., 0.25%, 01/15/2026(b)	9,056,000	11,850,493
Okta, Inc., Conv., 0.13%, 09/01/2025	9,725,000	12,854,962
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	9,777,000	10,960,633
Twilio, Inc., Conv., 0.25%, 06/01/2023	3,600,000	12,556,522
Wix.com Ltd. (Israel), Conv., 0.00%, 08/15/2025(b)(d)	6,250,000	6,304,513
		68,855,800
Investment Banking & Brokerage–0.79%
JPMorgan Chase Financial Co. LLC, Conv., 0.25%, 05/01/2023(b)	9,850,000	9,806,906
IT Consulting & Other Services–0.59%
KBR, Inc., Conv., 2.50%, 11/01/2023	6,430,000	7,281,975
Leisure Products–0.40%
Callaway Golf Co., Conv., 2.75%, 05/01/2026(b)	3,600,000	4,906,207
Life Sciences Tools & Services–1.82%
Illumina, Inc., Conv., 0.00%, 08/15/2023(d)	5,840,000	6,236,122
NeoGenomics, Inc., Conv., 1.25%, 05/01/2025	5,000,000	6,274,289
Repligen Corp., Conv., 0.38%, 07/15/2024	7,119,000	10,162,204
		22,672,615
Multi-line Insurance–0.84%
AXA S.A. (France), Conv., 7.25%, 05/15/2021(b)	11,845,000	10,379,181
Oil & Gas Exploration & Production–0.93%
Pioneer Natural Resources Co., Conv., 0.25%, 05/15/2025(b)	10,486,000	11,597,444
Pharmaceuticals–0.87%
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026(b)	6,500,000	7,623,123
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Revance Therapeutics, Inc., Conv., 1.75%, 02/15/2027(b)	$3,050,000	$3,229,743
		10,852,866
Semiconductor Equipment–0.17%
SolarEdge Technologies, Inc., Conv., 0.00%, 09/15/2025(b)(d)	1,780,000	2,047,922
Semiconductors–5.38%
Cree, Inc., Conv., 1.75%, 05/01/2026(b)	7,904,000	12,137,580
Inphi Corp., Conv., 0.75%, 04/15/2025(b)	12,130,000	14,579,724
Microchip Technology, Inc., Conv., 1.63%, 02/15/2027	15,075,000	23,263,272
ON Semiconductor Corp., Conv., 1.00%, 12/01/2020	6,522,000	7,826,400
Silicon Laboratories, Inc., Conv., 0.63%, 06/15/2025(b)	8,475,000	9,108,495
		66,915,471
Specialty Stores–1.17%
Dick’s Sporting Goods, Inc., Conv., 3.25%, 04/15/2025(b)	4,450,000	8,170,368
National Vision Holdings, Inc., Conv., 2.50%, 05/15/2025(b)	4,500,000	6,412,500
		14,582,868
Systems Software–6.41%
Cloudflare, Inc., Conv., 0.75%, 05/15/2025(b)	4,462,000	6,029,737
CyberArk Software Ltd., Conv., 0.00%, 11/15/2024(b)(d)	4,500,000	4,414,772
NortonLifeLock, Inc., Conv., 2.00%, 08/15/2022(b)	7,100,000	8,540,001
Palo Alto Networks, Inc., Conv., 0.75%, 07/01/2023	14,100,000	15,930,058
Rapid7, Inc., Conv., 2.25%, 05/01/2025(b)	5,400,000	6,817,500
ServiceNow, Inc., Conv., 0.00%, 06/01/2022(d)	7,600,000	27,491,027
Varonis Systems, Inc., Conv., 1.25%, 08/15/2025(b)	1,785,000	2,547,749
Zscaler, Inc., Conv., 0.13%, 07/01/2025(b)	6,721,000	7,965,063
		79,735,907
Technology Hardware, Storage & Peripherals–0.46%
Western Digital Corp., Conv., 1.50%, 02/01/2024	6,000,000	5,726,375
Total U.S. Dollar Denominated Bonds & Notes (Cost $716,201,088)		946,992,885
Shares
Preferred Stocks–20.45%
Asset Management & Custody Banks–1.09%
KKR & Co., Inc., 6.00%, Series C, Conv. Pfd.	260,613	13,551,876
Auto Parts & Equipment–1.03%
Aptiv PLC, 5.50%, Series A, Conv. Pfd.	113,466	12,869,314
Diversified Banks–3.72%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	16,200	24,105,600
Shares		Value
Diversified Banks–(continued)
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	16,500	$22,143,825
		46,249,425
Electric Utilities–1.53%
American Electric Power Co., Inc., 6.13%, Conv. Pfd.	106,845	5,237,542
NextEra Energy, Inc., 5.28%, Conv. Pfd.	295,011	13,771,113
		19,008,655
Health Care Equipment–3.92%
Becton, Dickinson and Co., 6.00%, Series B, Conv. Pfd.	204,714	10,778,192
Boston Scientific Corp., 5.50%, Series A, Conv. Pfd.	138,281	15,469,495
Danaher Corp., 4.75%, Series A, Conv. Pfd.	15,200	22,432,920
		48,680,607
Industrial Machinery–2.29%
Fortive Corp., 5.00%, Series A, Conv. Pfd.	14,400	13,483,296
Stanley Black & Decker, Inc., 5.25%, Conv. Pfd.	148,900	15,024,010
		28,507,306
Internet & Direct Marketing Retail–1.60%
2020 Cash Mandatory Exchangeable Trust, 5.25%, Conv. Pfd.(b)	11,755	12,675,182
2020 Mandatory Exchangeable Trust, 6.50%, Conv. Pfd.(b)	5,400	7,201,411
		19,876,593
Life Sciences Tools & Services–1.10%
Avantor, Inc., 6.25%, Series A, Conv. Pfd.	187,412	13,632,349
Multi-line Insurance–1.11%
Assurant, Inc., 6.50%, Series D, Conv. Pfd.	118,600	13,831,132
Multi-Utilities–0.40%
DTE Energy Co., 6.25%, Conv. Pfd.	110,130	4,973,471
Semiconductors–1.83%
Broadcom, Inc., 8.00%, Series A, Conv. Pfd.	18,240	22,740,720
Water Utilities–0.83%
Essential Utilities, Inc., 6.00%, Conv. Pfd.	193,600	10,357,600
Total Preferred Stocks (Cost $224,300,122)		254,279,048
Money Market Funds–3.24%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(e)(f)	13,711,740	13,711,740
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(e)(f)	10,919,015	10,924,475
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.02%(e)(f)	15,670,560	$15,670,560
Total Money Market Funds (Cost $40,302,344)		40,306,775
TOTAL INVESTMENTS IN SECURITIES–99.87% (Cost $980,803,554)		1,241,578,708
OTHER ASSETS LESS LIABILITIES—0.13%		1,560,832
NET ASSETS–100.00%		$1,243,139,540
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $457,828,674, which represented 36.83% of the Fund’s Net Assets.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,637,921	$96,486,464	$(92,412,645)	$-	$-	$13,711,740	$36,422
Invesco Liquid Assets Portfolio, Institutional Class	6,960,135	69,974,025	(66,009,031)	3,657	(4,311)	10,924,475	43,526
Invesco Treasury Portfolio, Institutional Class	11,014,766	110,270,244	(105,614,450)	-	-	15,670,560	38,832
Total	$27,612,822	$276,730,733	$(264,036,126)	$3,657	$(4,311)	$40,306,775	$118,780

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$10,726,213	$936,266,672	$—	$946,992,885
Preferred Stocks	254,279,048	—	—	254,279,048
Money Market Funds	40,306,775	—	—	40,306,775
Total Investments	$305,312,036	$936,266,672	$—	$1,241,578,708
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Convertible Securities Fund